Earnings/(Loss) per Share	12 Months Ended
Dec. 31, 2013
Earnings/(Loss) per Share
Earnings/(Loss) per Share

23. Earnings/(Loss) per Share

        The following table sets forth the computation of basic and diluted earnings/(losses) per share for the years ended December 31 (in thousands):

	2013	2012	2011
Numerator:
Net income/(loss)	$37,523	$(105,204)	$13,437
Denominator (number of shares):
Basic and diluted weighted average ordinary shares outstanding	109,654.2	109,612.7	109,045.5

        The warrants issued and outstanding were excluded from the diluted Earnings/(losses) per Share for the years ended December 31, 2013, 2012 and 2011, because they were antidilutive.